Subsequent events (Details Narrative) $ in Millions		1 Months Ended
	Aug. 09, 2021 $ / shares	Sep. 23, 2021 ARS ($)
Condor Hospitality Trust agreement [Member]
Statement [Line Items]
Proceeds from sale of entire portfolio | $		$ 305
Sale of Mariano Acosta and Merlo Plots [Member]
Statement [Line Items]
Proceeds from sale of ticket	$ 0.7
Amount received at the time signing of ticket	0.5
Balance receivable at the time of signing of deed	$ 0.2